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                            WESTERN-SOUTHERN LIFE(R)


                       Writer's Direct Dial: 513-629-1853
                                Fax: 513-629-1044
                 E-mail: elisabeth.dahl@westernsouthernlife.com



May 4, 2001

Division of Investment Management
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:      SEC File Nos. 811-09337 and 333-47940

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, Columbus Life Insurance Company Separate Account 1 (the "Registrant") hereby certifies
(a) that the form of Prospectus used with respect to the Pinnacle Variable Universal Life Contracts does not differ from that contained in Post-Effective Amendment No. 1 ("Amendment No. 1") to its Registration Statement and (b) that Amendment No. 1 was filed electronically.

Very truly yours,

/s/ Elisabeth A. Dahl

Elisabeth A. Dahl
Associate Counsel, Securities